Schedule of trade and other payables (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
Trade And Other Payables Due Within One Year
Trade payables	£ 953,855	£ 882,364
Other tax and social security	137,017	293,467
Accruals	1,331,482	944,904
Other payables	72,178	38,323
Trade and other payables	£ 2,494,532	£ 2,159,058